OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING 2023-NQM1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:      0001951413

NEW RESIDENTIAL MORTGAGE LOAN TRUST 2023-NQM1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Philip Sivin, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by New Residential Funding 2023-NQM1 LLC on December 21, 2022 (the “Original Filing”) and is being filed to replace and supersede, in its entirety, the Original Filing.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2023-NQM1 LLC

Date:	September 21, 2023	By:	/s/ Nicola Santoro, Jr.
			Name:	Nicola Santoro, Jr.
			Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Selene Executive Summary

Schedule 1 – Rating Agency Grades Summary

Schedule 2 – Data Compare

Schedule 3 – Findings Report

Schedule 4 – Valuation Report

99.2 - Third Party Due Diligence Report - Infinity Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Data Compare Report

Schedule 4 – Loan Level Exception Report

99.3 - Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 – Valuations Summary

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Data Compare Report

Schedule 4 – Loan Level Report